Transactions with related companies and joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions with associates companies [Line Items]
Energy income	$ 3,950	$ 3,669	$ 3,415
Royalty income	0	0	1,381
Supplies income	364	1,104	179
Minerals income	992	340	103
Purchase of supplies from related party	114	81	57
Services of energy transmission	7,015	12,884	22,222
Desorption and smelting	406	265	623
Dividends received and collected	168,890	147,286	79,140
Interest income on loans made to related party	21	23	94
Dividends paid to non-controlling shareholders	7,343	1,842	2,647
Operation and maintenance
Disclosure Of Transactions with associates companies [Line Items]
Services of energy transmission	292	310	310
Administrative and Management services
Disclosure Of Transactions with associates companies [Line Items]
Services of energy transmission	3,337	3,539	816
Services of Energy Transmission
Disclosure Of Transactions with associates companies [Line Items]
Services of energy transmission	0	0	183
Compania Minera Coimolache S.A.
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	2,422	402	802
Tinka resources Ltd
Disclosure Of Transactions with associates companies [Line Items]
Contributions granted and paid	400	0	1,677
Sociedads Minera Cerro Verde S.A.A.
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	166,468	146,884	78,338
Transportadora Callao SA
Disclosure Of Transactions with associates companies [Line Items]
Interest income on loans made to related party	21	23	94
Newmont Peru Limited
Disclosure Of Transactions with associates companies [Line Items]
Dividends paid to non-controlling shareholders	$ 0	$ 0	$ 2,647